Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2021 customer item	Dec. 31, 2020 item customer	Dec. 31, 2019 item customer
Server and bandwidth service provider | Service providers | Telecommunication
Concentrations and Risks
Total number of telecommunications service providers	135	87	79
Number of service providers provided by 10% or more of the Group's server and bandwidth service expenditure	4	3	2
Concentration risk (as a percent)	67.20%	62.30%	56.30%
Server and bandwidth service provider | Service providers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Credit risk | Accounts receivable
Concentrations and Risks
Number of distribution channel	1	1
Credit risk | Accounts receivable | Distribution channel A
Concentrations and Risks
Concentration risk (as a percent)	20.20%	24.50%
Credit risk | Accounts receivable | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Credit risk | Short-term investments | Equal to or more than
Concentrations and Risks
Effective yields of short-term investments	2.25%
Credit risk | Short-term investments | Less than
Concentrations and Risks
Effective yields of short-term investments	4.40%
Major customers | Total net revenues
Concentrations and Risks
Number of customers | customer	0	0	0
Major customers | Total net revenues | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Top 5 online games | Total net revenues
Concentrations and Risks
Top online games	5	5	5
Top 5 online games | Total net revenues | Top 5 Online Games
Concentrations and Risks
Concentration risk (as a percent)	29.20%	33.10%	36.80%
Mobile games | Total net game revenues | Mobile Games
Concentrations and Risks
Concentration risk (as a percent)	70.40%	71.90%	71.40%